Benefit Plans (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) - Pension [Member] $ in Millions	Dec. 31, 2020 USD ($)
2016	$ 26.4
2017	26.0
2018	25.7
2019	25.3
2020	24.7
2021 - 2025	$ 118.1